SEGMENT INFORMATION - Direct (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Direct commercial property expense	$ (1,894)	$ (2,381)	$ (2,336)
Direct hospitality expense	(1,195)	(1,885)	(2,090)
Office
Disclosure of operating segments [line items]
Direct commercial property expense	(775)	(827)	(832)
Direct hospitality expense	(21)	(22)	(26)
Retail
Disclosure of operating segments [line items]
Direct commercial property expense	(420)	(440)	(443)
Direct hospitality expense	0	0	0
LP Investments
Disclosure of operating segments [line items]
Direct commercial property expense	(694)	(1,106)	(1,061)
Direct hospitality expense	(1,171)	(1,861)	(2,064)
Corporate
Disclosure of operating segments [line items]
Direct commercial property expense	(5)	(8)	0
Direct hospitality expense	$ (3)	$ (2)	$ 0